TRADE AND OTHER RECEIVABLES - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other receivables:
Institutions	$ 181	$ 330
Advances to suppliers	187	51
Employees	91	121
Prepaid expenses	556	170
Miscellaneous	3	13
Other receivables	$ 1,018	$ 685